Expense Example, No Redemption - FidelityChinaRegionFund-AMCIZPRO - FidelityChinaRegionFund-AMCIZPRO - Fidelity China Region Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor China Region Fund - Class A
Expense Example, No Redemption:
1 Year	$ 693
3 Years	943
5 Years	1,212
10 Years	1,978
Fidelity Advisor China Region Fund - Class C
Expense Example, No Redemption:
1 Year	199
3 Years	615
5 Years	1,057
10 Years	2,096
Fidelity Advisor China Region Fund - Class M
Expense Example, No Redemption:
1 Year	500
3 Years	816
5 Years	1,155
10 Years	2,110
Fidelity Advisor China Region Fund - Class I
Expense Example, No Redemption:
1 Year	95
3 Years	296
5 Years	515
10 Years	1,143
Fidelity Advisor China Region Fund - Class Z
Expense Example, No Redemption:
1 Year	82
3 Years	255
5 Years	444
10 Years	$ 990